Details of Significant Accounts - Summary of Other Gains and Losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Other Gains And Losses [Abstract]
Net currency exchange gain (loss)	$ (2,986)	$ (97)	$ 2,632	$ 417
Gain on disposal of property, plant and equipment	1,478	48	20
Other gains (losses)	$ (1,508)	$ (49)	$ 2,652	$ 417